PPP Loan	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Notes to Financial Statements
PPP Loan

Note 12 – PPP Loan

On January 30, 2020, the World Health Organization (“WHO”) announced a global health emergency because of a new strain of coronavirus originating in Wuhan, China (the “COVID-19 outbreak”) and the risks to the international community as the virus spreads globally beyond the point of origin. On March 20, 2020, the WHO classified the COVID-19 outbreak as a pandemic, based on the rapid increase in exposure globally.

In response to the COVID-19 outbreak in the United States, the CARES Act (the “Act”) was passed by Congress and signed into law on March 27, 2020. In connection with the CARES Act, the Company and its subsidiary applied for and received loans with an original aggregate principal balance of approximately $158,000. These loans and interest will be forgiven as long as the funds are used for qualifying expenditures as outlined in the Act. The loans bear interest at 1%, with an 18 month term, and has a 6-month initial payment deferral. See Note 4.

As of March 31, 2021, we have a balance of $94,833. In April 2021, we received notification of forgiveness for the entire outstanding balance.

Note 12 – PPP Loan

On January 30, 2020, the World Health Organization (“WHO”) announced a global health emergency because of a new strain of coronavirus originating in Wuhan, China (the “COVID-19 outbreak”) and the risks to the international community as the virus spreads globally beyond the point of origin. On March 20, 2020, the WHO classified the COVID-19 outbreak as a pandemic, based on the rapid increase in exposure globally.

In response to the COVID-19 outbreak in the United States, the CARES Act (the “Act”) was passed by Congress and signed into law on March 27, 2020. In connection with the CARES Act, the Company and its subsidiary applied for and received loans with an original aggregate principal balance of approximately $158,000. These loans and interest will be forgiven as long as the funds are used for qualifying expenditures as outlined in the Act. The loans bear interest at 1%, with an 18 month term, and has a 6-month initial payment deferral. See Note 4.